Reserves (Details) - Schedule of Movements in Options for Fully Paid Ordinary Shares	12 Months Ended
	Jun. 30, 2023 AUD ($) shares	Jun. 30, 2023 USD ($) shares	Jun. 30, 2022 AUD ($) shares	Jun. 30, 2022 USD ($) shares	Jun. 30, 2021 AUD ($) shares	Jun. 30, 2021 USD ($) shares
Schedule Of Movements In Options For Fully Paid Ordinary Shares Abstract
Number of Options, Beginning of the year	184,692,720	184,692,720	160,542,720	160,542,720	21,550,000	21,550,000
Beginning of the year	$ 3,565,918	$ 3,565,918	$ 2,750,884	$ 2,750,884	$ 866,121
Number of Options , Options issued during the year			45,150,000	45,150,000	140,392,720	140,392,720
Options issued during the year | $
Number of Options, Options expired during the year	(13,150,000)	(13,150,000)	(7,000,000)	(7,000,000)
Expired during the year | $	$ (560,014)		$ (240,310)
Number of Options, Forfeited during the year	(1,500,000)	(1,500,000)	(14,000,000)	(14,000,000)	(1,400,000)	(1,400,000)
Forfeited during the year | $	$ (17,150)		$ (450,777)		$ (65,800)
Number of Options, Share Based Payment expense
Share Based Payment expense | $	$ 983,721		$ 1,506,121		$ 1,950,563
Number of Options, End of the year	170,042,720	170,042,720	184,692,720	184,692,720	160,542,720	160,542,720
End of the year	$ 3,972,475	$ 3,972,475	$ 3,565,918	$ 3,565,918	$ 2,750,884	$ 2,750,884